Fair Value of Financial Instruments (Narrative) (Details) (Fair Value Measurements, Level 2 [Member], USD $) In Millions, unless otherwise specified	Sep. 30, 2014
Atlanta-Metro Equipment Loan [Member]
Fair Value Of Financial Instruments [Line Items]
Fair value of loan based on current market rates	$ 17.2
Senior Notes [Member]
Fair Value Of Financial Instruments [Line Items]
Fair value of loan based on current market rates	$ 290.2